Net Income Per Share (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$ 15,096			$ 16,177
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through September 30, 2023	(18,555)			(37,635)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to the Company	33,651			53,812
Less: Cumulative preferred dividends	(674)			(1,657)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to Class A common shareholders	$ 32,977			$ 52,155
Denominator
Basic weighted-average shares of Class A common stock outstanding	17,411,217			16,294,029			122,501,241	122,500,000
RSUs and Options	1,016,390			1,342,694
Series A Preferred Stock	5,230,304			3,215,161
Warrants	2,468,334			4,112,524
Diluted weighted-average shares of Class A common stock outstanding	26,126,245			24,964,408			122,501,241	122,500,000
Net income per share of Class A common stock – basic	$ 1.89	[1]		$ 3.2	[1]		$ (0.05)	$ (0.29)
Net income per share of Class A common stock – diluted	$ 1.29	[1]		$ 2.16	[1]		$ (0.05)	$ (0.29)

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and income per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through September 30, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Income per Share for additional information.